Share capital - Number of restricted stock units exercised (Details) - shares			11 Months Ended
	Dec. 23, 2019	Apr. 23, 2019	Dec. 31, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Restricted stock units exercised (in shares)	17,073	104,877	121,950